UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03189

Name of Fund: BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2019

Date of reporting period: 07/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) July 31, 2018	BlackRock Summit Cash Reserves Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Short-Term Securities — 62.1%

U.S. Government Sponsored Agency Obligations — 49.1%
Federal Farm Credit Discount Notes(a):
1.54%, 08/10/18	$45	$44,983
1.95%, 09/10/18	290	289,375
1.94%, 09/19/18	440	438,844
2.18%, 12/24/18	155	153,658
2.17%, 01/04/19 - 01/16/19	690	683,273
2.26%, 03/11/19 - 04/12/19	325	320,422
2.28%, 03/19/19	260	256,296
Federal Home Loan Bank Discount Notes(a):
1.64%, 08/01/18	660	660,000
1.89%, 08/08/18	440	439,839
1.91%, 08/21/18	100	99,894
1.90%, 08/22/18	700	699,226
1.94%, 08/29/18 - 09/19/18	1,300	1,296,982
1.92%, 08/31/18	425	424,321
1.98%, 10/09/18	250	249,056
2.01%, 10/17/18	925	921,053
2.02%, 10/19/18	520	517,718
2.00%, 10/24/18 - 10/26/18	860	855,975
Federal Home Loan Bank Variable Rate Notes(b):
(1 mo. LIBOR US - 0.12%), 1.98%, 10/03/18	500	500,000
(1 mo. LIBOR US - 0.09%), 2.01%, 11/08/18	880	880,000
1.92%, 11/14/18	440	440,000
1.96%, 11/20/18 - 12/19/18	510	510,050
2.01%, 12/19/18	1,000	1,000,000
(1 mo. LIBOR US - 0.09%), 1.97%, 01/25/19	490	490,000
2.05%, 02/07/20	520	519,992
1.99%, 02/25/19	450	449,949
(3 mo. LIBOR US - 0.16%), 2.17%, 06/12/19 - 06/20/19	1,090	1,089,959
1.98%, 07/19/19	685	685,000

Security	Par (000)	Value
U.S. Government Sponsored Agency Obligations (continued):
Federal Home Loan Bank Variable Rate Notes(b) (continued):
2.00%, 08/27/19	$350	$350,000
2.19%, 12/19/19	230	230,000
2.03%, 04/17/20	280	280,000
Federal Home Loan Bank Variable Rate Notes(c):
1.93%, 08/15/18 - 10/26/18	470	470,000
1.94%, 08/22/18 - 01/28/19	1,575	1,575,000
1.95%, 02/01/19 - 02/25/19	555	555,000
Freddie Mac, 0.88%, 10/12/18	355	354,479
Freddie Mac Discount Notes(a):
1.90%, 08/20/18	335	334,666
1.97%, 10/18/18	530	527,755
Freddie Mac Variable Rate Notes, 2.00%, 08/08/19(b)	445	444,775

Total U.S. Government Sponsored Agency Obligations — 49.1% (Cost — $20,037,540)		20,037,540

U.S. Treasury Obligations — 13.0%
U.S. Treasury Bills(a):
1.95%, 10/04/18	500	498,307
1.66%, 08/02/18	890	889,960
1.73%, 08/09/18	645	644,758
1.91%, 09/13/18	1,400	1,396,875
2.00%, 09/20/18	315	314,147
2.14%, 12/27/18	515	510,586
2.19%, 01/17/19	1,000	989,954
U.S. Treasury Notes:
1.13% - 1.25%, 01/31/19	40	39,802

Total U.S. Treasury Obligations — 13.0% (Cost — $5,284,389)		5,284,389

Total Repurchase Agreements — 36.8% (Cost — $15,000,000)		15,000,000

Total Investments — 98.9% (Cost — $40,321,929*)		40,321,929
Other Assets Less Liabilities — 1.1%		433,134

Net Assets — 100.0%		$40,755,063

*	Cost for U.S. federal income tax purposes.
(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

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Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Summit Cash Reserves Fund

Repurchase Agreements

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including interest	Position	Original Par	Position received at value
BNP Paribas Securities Corp.	1.91%	07/31/18	08/01/18	$1,000	$1,000	$1,000,052	U.S. Treasury Obligations, 0.00% to 0.88%, due 08/16/18 to 06/15/19	1,032,700	$1,020,084
J.P. Morgan Securities LLC	1.91%	07/31/18	08/01/18	2,000	2,000	2,000,105	U.S. Treasury Obligations, 2.00%, due 02/15/25	2,140,000	2,041,520
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.91%	07/31/18	08/01/18	2,000	2,000	2,000,105	U.S. Treasury Obligations, 3.00%, due 05/15/45	2,066,500	2,040,080
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.93%	07/31/18	08/01/18	1,000	1,000	1,000,053	U.S. Government Sponsored Agency securities Obligations, 4.31%, due 06/01/68	969,071	1.020,000

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.					$3,000				$3,060,080

Mizuho Securities USA, Inc.	1.95%	07/31/18	08/01/18	4,000	4,000	4,000,214	U.S. Treasury Obligations, 2.75%, due 02/15/24	4,054,300	4,080,087
TD Securities (USA) LLC	1.92%	07/31/18	08/01/18	5,000	5,000	5,000,263	U.S. Treasury Obligations, 2.88%, due 05/15/28	5,112,400	5,100,021

					$15,000				$15,301,792

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

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Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Summit Cash Reserves Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$40,321,929	$—	$40,321,929

(a)	See above Schedule of Investments for values in each security type.

During the period ended July 31, 2018, there were no transfers between levels.

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Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Date: September 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Date: September 20, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Date: September 20, 2018